SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2016 CNY (¥) Segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based compensation
Total	¥ 16,040,947	¥ 13,983,246	¥ 12,681,141
Segment reporting
Number of reportable segments | Segment	1
Number of geographical segments | Segment	0
Cost of revenues
Share-based compensation
Total	¥ 839,543	361,951	133,801
Selling and marketing expenses
Share-based compensation
Total	401,498	894,680	489,831
General and administrative expenses
Share-based compensation
Total	¥ 14,799,906	¥ 12,726,615	¥ 12,057,509